Financing	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
Financing
FINANCING
Notes and debentures were composed of the following at March 22, 2014 and December 28, 2013 (in millions):

	March 22, 2014	December 28, 2013
Commercial paper	$238.4	$—
Bank credit agreement, unsecured	—	—
Term credit agreement, unsecured	400.0	400.0
Mortgage notes payable, secured	46.4	46.8
5.625% Senior Notes due August 2014, unsecured	250.0	250.0
3.40% Senior Notes due 2016, unsecured	400.0	400.0
6.35% Senior Notes due 2017, unsecured	500.0	500.0
5.00% Senior Notes due 2019, unsecured	500.0	500.0
3.95% Senior Notes due 2020, unsecured	500.0	500.0
4.75% Senior Notes due 2021, unsecured	400.0	400.0
7.45% Senior Debentures due 2027, unsecured	150.0	150.0
7.25% Senior Debentures due 2031, unsecured	600.0	600.0
Other notes payable, unsecured	21.1	21.4
	$4,005.9	$3,768.2
Less current maturities	(652.8)	(252.9)
Long-term portion	$3,353.1	$3,515.3

Financing
Notes and debentures were composed of the following at year end (in millions):

	2013	2012
Commercial paper	$—	$—
Bank credit agreement, unsecured	—	—
Term credit agreement, unsecured	400.0	700.0
Other bank borrowings, unsecured	—	2.8
Mortgage notes payable, secured	46.8	48.3
Floating Rate Senior Notes due 2013, unsecured	—	250.0
3.00% Second Series Notes due 2014, unsecured [1]	—	302.2
6.25% Senior Notes due 2014, unsecured	—	500.0
5.625% Senior Notes due 2014, unsecured	250.0	250.0
3.40% Senior Notes due 2016, unsecured	400.0	400.0
6.35% Senior Notes due 2017, unsecured	500.0	500.0
5.00% Senior Notes due 2019, unsecured	500.0	500.0
3.95% Senior Notes due 2020, unsecured	500.0	500.0
4.75% Senior Notes due 2021, unsecured	400.0	400.0
7.45% Senior Debentures due 2027, unsecured	150.0	150.0
7.25% Senior Debentures due 2031, unsecured	600.0	600.0
Other notes payable, unsecured	21.4	22.6
	3,768.2	5,125.9
Less current maturities	(252.9)	(294.0)
Long-term portion	$3,515.3	$4,831.9

(1)	See the caption "Satisfaction and Discharge of Indenture" later in this note.
Commercial Paper  The amount of commercial paper borrowings is limited to the unused borrowing capacity under the bank credit agreement, described in the following paragraph. Safeway classifies commercial paper as long term because the Company intends to and has the ability to refinance these borrowings on a long-term basis through either continued commercial paper borrowings or utilization of the bank credit agreement, which matures in 2015. During 2013, the average commercial paper borrowing was $43.9 million and had a weighted-average interest rate of 0.68%. During 2012, the average commercial paper borrowing was $681.7 million which had a weighted-average interest rate of 0.86%.
Bank Credit Agreement  The Company has a $1,500.0 million credit agreement with a syndicate of banks which has a termination date of June 1, 2015 and provides for two additional one-year extensions of the termination date. The credit agreement provides (i) to Safeway a $1,250.0 million revolving credit facility (the “Domestic Facility”), (ii) to Safeway and CSL a Canadian facility of up to $250.0 million for U.S. Dollar and Canadian Dollar advances and (iii) to Safeway a $400.0 million sub-facility of the Domestic Facility for issuance of standby and commercial letters of credit. The credit agreement also provides for an increase in the credit facility commitments up to an additional $500.0 million, at the option of the lenders and subject to the satisfaction of certain conditions. The restrictive covenants of the credit agreement limit Safeway with respect to, among other things, creating liens upon its assets and disposing of material amounts of assets other than in the ordinary course of business. Additionally, the Company is required to maintain a minimum Adjusted EBITDA, as defined in the credit agreement, to interest expense ratio of 2.0 to 1 and is required to not exceed an Adjusted Debt (total consolidated debt less cash and cash equivalents in excess of $75.0 million) to Adjusted EBITDA ratio of 3.5 to 1. As of December 28, 2013, the Company was in compliance with these covenant requirements. As of December 28, 2013, there were no borrowings, and letters of credit totaled $43.4 million under the Credit Agreement. Total unused borrowing capacity under the credit agreement was $1,456.6 million as of December 28, 2013.

The Sale of Canadian Operations was permitted under the terms of the Credit Agreement. The Company has the option to permanently reduce or terminate the $250.0 million Canadian credit facility.
U.S. borrowings under the credit agreement carry interest at one of the following rates selected by the Company: (1) the prime rate; (2) a rate based on rates at which Eurodollar deposits are offered to first-class banks by the lenders in the bank credit agreement plus a pricing margin based on the Company’s debt rating or interest coverage ratio (the “Pricing Margin”); or (3) rates quoted at the discretion of the lenders. Canadian borrowings denominated in U.S. dollars carry interest at one of the following rates selected by the Company: (a) the Canadian base rate; or (b) the Canadian Eurodollar rate plus the Pricing Margin. Canadian borrowings denominated in Canadian dollars carry interest at one of the following rates selected by the Company: (1) the Canadian prime rate; or (2) the rate for Canadian bankers acceptances plus the Pricing Margin.
During 2013, the Company paid facility fees of 0.15% on the total amount of the credit facility.
Term Credit Agreement Safeway has a $700.0 million term credit agreement with a syndicate of banks which matures on March 19, 2015. The term credit agreement provided an up to $700.0 million three-year and three-month senior term credit facility available to Safeway. Loans under the term credit agreement carry interest, at Safeway’s option, at either a Base Rate (as defined in the Term Credit Agreement) plus a pricing margin or a Eurodollar Rate (as defined in the Term Credit Agreement) plus a pricing margin. The Term Credit Agreement covenants are substantially similar to the covenants contained in Safeway's existing bank credit agreement dated as of June 1, 2011, as previously disclosed under the caption "Bank Credit Agreement." As of December 28, 2013, the Company was in compliance with these covenant requirements. As of December 28, 2013, there were $400.0 million of outstanding borrowings under the Term Credit Agreement.
Shelf Registration  On October 24, 2011, the Company filed a shelf registration statement (the “Shelf”) with the SEC which enables Safeway to issue an unlimited amount of debt securities and/or common stock. The Shelf expires on October 24, 2014. The Safeway Board of Directors authorized issuance of up to $3.0 billion of securities under the Shelf. As of December 28, 2013, $1.95 billion of securities were available for issuance under the board’s authorization.
Issuances of Senior Unsecured Indebtedness  Safeway issued $250.0 million of Floating Rate Senior Notes on June 14, 2012, which matured on December 12, 2013. The Company did not issue any senior unsecured debt in 2013.
Redemption of Notes In the fourth quarter of 2013, the Company redeemed $500.0 million of 6.25% Senior Notes due March 15, 2014. This redemption resulted in a make-whole premium of $6.7 million, before tax, which is classified in Other Income on the consolidated income statement.
Satisfaction and Discharge of Indenture In the fourth quarter of 2013, the Company deposited CAD304.5 million (USD292.2 million) in an account with the Trustee under the indenture governing the CAD300.0 million (USD287.9 million), 3.00% Second Series Notes due March 31, 2014. Safeway met the conditions for satisfaction and discharge of the Company's obligations under the indenture and as a result, extinguished the CAD300.0 million (USD287.9 million) notes and CAD304.5 million (USD292.2 million) cash from the consolidated balance sheet.
Mortgage Notes Payable  Mortgage notes payable at year-end 2013 have remaining terms ranging from less than two years to eight years, had a weighted-average interest rate during 2013 of 5.57% and are secured by properties with a net book value of approximately $89.6 million.
Other Notes Payable  Other notes payable at year-end 2013 have remaining terms ranging from one year to 22 years and had a weighted average interest rate of 6.73% during 2013.
Annual Debt Maturities  As of year-end 2013, annual debt maturities (principal payments only) were as follows (in millions). Many of the notes payable include make-whole provisions:

2014	$252.9
2015	442.2
2016	402.0
2017	501.9
2018	3.4
Thereafter	2,165.8
$3,768.2

Letters of Credit  The Company had letters of credit of $44.7 million outstanding at year-end 2013, of which $43.4 million were issued under the credit agreement. The letters of credit are maintained primarily to support performance, payment, deposit or surety obligations of the Company. The Company pays commissions ranging from 0.15% to 1.10% on the face amount of the letters of credit.
Fair Value  At year-end 2013 and year-end 2012, the estimated fair value of debt, including current maturities, was $3,949.7 million and $5,408.2 million, respectively.